EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings per Share
The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2017	2018
Numerator:
Net income (loss) attributable to ordinary shares - basic and diluted	$(38,090)	$1,043

Denominator:
Number of ordinary shares outstanding	25,849,417	25,850,021

Diluted Number of ordinary shares outstanding	25,849,417	25,852,109

Net Earnings (Loss) per Share - Basic and Diluted	$(1.47)	$0.04

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	5,830,800	4,453,188